AUDREY L. CHENG
Assistant Vice President, Counsel
Office: (949) 219-3202
Fax: (949) 219-3706
E-mail: Audrey.Cheng@PacificLife.com
August 2, 2013
Via Electronic Transmission
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Pacific Select Fund (File Nos. 033-13954, 811-05141)
Dear Sir or Madam:
On behalf of Pacific Select Fund (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 102 to the Trust’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended. This PEA is filed primarily for purposes of adding the Tactical U.S. Strategy Portfolio and the Tactical International Portfolio, two new series of the Fund.
Information that was not available at the time of the filing (e.g., other accounts managed for portfolio managers) will be added in a 485(b) filing prior to the effective date.
As the facing sheet indicates, PEA No. 102 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.
If you have any questions or further comments regarding this matter, please contact me.
Sincerely,
Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC Robin Yonis, Esq., Pacific Life Fund Advisors LLC Anthony H Zacharski, Esq., Dechert LLP (w/attachment)